Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2023	$ 58,515	$ 117,470	$ 10,796	$ 2,690	$ (72,441)
Beginning balance, shares at Apr. 30, 2023	25,050,260
Share-based expense	$ 823		823
Comprehensive loss for the period	(4,586)			(1,170)	(3,416)
Ending balance at Jul. 31, 2023	$ 54,752	117,470	11,619	1,520	(75,857)
Ending balance, shares at Jul. 31, 2023	25,050,260
Beginning balance at Apr. 30, 2024	$ 35,678	119,773	12,387	2,078	(98,560)
Beginning balance, shares at Apr. 30, 2024	26,944,500
Shares issued pursuant to ATM	$ 491	491
Shares issued pursuant to ATM, shares	357,760
Share-based expense	$ 165		165
Comprehensive loss for the period	(3,480)			519	(3,999)
Ending balance at Jul. 31, 2024	$ 32,854	$ 120,264	$ 12,552	$ 2,597	$ (102,559)
Ending balance, shares at Jul. 31, 2024	27,302,260